Loss Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Numerator:
Net loss attributable to Stratasys Ltd.	$ (18,490)	$ (22,931)	$ (41,631)	$ (239,219)
Adjustment of redeemable non-controlling interest to redemption amount		(1,800)		(1,800)
Net loss attributable to Stratasys Ltd. for basic loss per share	(18,490)	(24,731)	(41,631)	(241,019)
Adjustment of deferred payments liability revaluation	(559)	(3,988)		(3,988)
Net loss attributable to Stratasys Ltd. for diluted income (loss) per share	$ (19,049)	$ (28,719)	$ (41,631)	$ (245,007)
Denominator:
Weighted average shares - denominator for basic net loss per share	52,169	51,405	52,133	51,181
Add:
Shares settlement presumed for deferred payments liability	327	465		232
Denominator for diluted loss per share	52,496	51,870	52,133	51,413
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.35)	$ (0.48)	$ (0.80)	$ (4.71)
Diluted	$ (0.36)	$ (0.55)	$ (0.80)	$ (4.77)